Supplement (Vanguard Admiral Treasury Money Market Fund)	12 Months Ended
Aug. 31, 2011
Participant
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Admiral(TM) Treasury Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 27, 2011

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under 'Fees and Expenses':

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.10%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses 0.12%1

1 Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Also under 'Fees and Expenses,' the table that illustrates the hypothetical expenses is replaced with the following:

1 Year 3 Years 5 Years 10 Years

$12 $39 $68 $154

(C) 2012 The Vanguard Group, Inc. All Rights reserved. PS 11A 082012

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Admiral(TM) Treasury Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 27, 2011

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under 'Fees and Expenses':

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.10%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses 0.12%1

1 Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Also under 'Fees and Expenses,' the table that illustrates the hypothetical expenses is replaced with the following:

1 Year 3 Years 5 Years 10 Years

$12 $39 $68 $154

(C) 2012 The Vanguard Group, Inc. All Rights reserved. PS 11A 082012

Vanguard Marketing Corporation, Distributor.